Income Tax Expense (Benefit) - Reconciliation of Actual Effective Tax Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax relating to components of other comprehensive income [abstract]
Profit (loss) for the year	₩ 1,333,544	₩ (76,147)	₩ (2,872,078)
Income tax expense (benefit)	₩ 385,341	₩ (526,299)	₩ (472,164)
Income tax expense (benefit) using the statutory tax rate of each country	30.37%	31.55%	23.94%
Non-deductible expenses, percentage	1.01%	(2.29%)	(0.95%)
Tax credits, percentage	(3.28%)	12.46%	1.47%
Change in unrecognized deferred tax assets	(2.21%)	44.28%	(9.97%)
Adjustment for prior years	(0.49%)	9.20%	1.07%
Effect on change in tax rate, percentage	(2.29%)	(1.23%)	(0.40%)
Others, percentage	(0.69%)	(6.61%)	(1.05%)
Profit(loss) before income tax	₩ 1,718,885	₩ (602,446)	₩ (3,344,242)
Income tax expense (benefit) using the statutory tax rate of each country	521,954	(190,072)	(800,660)
Non-deductible expenses, amount	17,354	13,789	31,649
Tax credits, amount	(56,439)	(75,051)	(49,269)
Change in unrecognized deferred tax assets, amount	(38,053)	(266,771)	333,318
Adjustment for prior years	(8,349)	(55,410)	(35,787)
Effect on change in tax rate	(39,338)	7,386	13,353
Others	(11,788)	39,830	35,232
Income tax expense (benefit)	₩ 385,341	₩ (526,299)	₩ (472,164)
Effective tax rate	22.42%